SUMMARY OF ACCOUNTING POLICIES - Narrative (Details)		12 Months Ended
	May 06, 2021 $ / shares shares	Dec. 31, 2021 shares
Disclosure of initial application of standards or interpretations [line items]
Number of newly issued shares		1
Warrants outstanding (in shares)		27,111,623
Northern Genesis Acquisition Corp.
Disclosure of initial application of standards or interpretations [line items]
Warrants outstanding (in shares)	27,111,741
Northern Genesis Acquisition Corp.
Disclosure of initial application of standards or interpretations [line items]
Warrant exercise price (in USD per share) | $ / shares	$ 11.50
Northern Genesis Acquisition Corp. | Common shares
Disclosure of initial application of standards or interpretations [line items]
Shares issued (in shares)	39,911,231
Minimum
Disclosure of initial application of standards or interpretations [line items]
Period of guarantee for products against defects		1 year
Maximum
Disclosure of initial application of standards or interpretations [line items]
Period of guarantee for products against defects		8 years